Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,855,500	1,622,881
Granted	569,000	2,516,000
Vested	(638,750)	(199,843)
Forfeited	(246,750)	(2,083,538)
Outstanding, end of year	1,539,000	1,855,500
Non-current liability	CAD 1	CAD 2